Reconciliation of Segment Internal Adjusted EBITDA to Income Loss from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended													12 Months Ended
	Jan. 31, 2012	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Internal Adjusted EBITDA (sum of segments)		$ 249						$ 255
Corporate		(13)						(14)							(44)		(70)		(64)
Depreciation		(73)	[1]					(71)	[1]						(287)		(271)		(278)
Amortization of acquisition-related intangible assets		(87)						(101)							(385)		(435)		(448)
Severance and facility closure costs		(3)						(2)							(50)	[2]	(65)	[3]	(30)	[4]
Stock compensation expense		(11)						(11)							(38)		(33)		(29)
Management fees		(2)						(2)							(14)		(12)		(16)
Other costs (included in operating income)		(4)						(2)							(7)		(20)		(30)
Interest expense, net		(108)						(122)							(427)		(521)		(636)
Loss on extinguishment of debt	15	(5)						(15)							(82)		(3)		(58)
Other income (expense)		1						2											7
Income (loss) from continuing operations before income taxes		$ (56)		$ 60	$ (380)	[5]	$ (32)	$ (83)		$ 18	[6]	$ (66)	$ (50)	$ (89)	$ (435)		$ (187)		$ (483)

[1]	Includes amortization of capitalized software.
[2]	Includes $30 million, $4 million, $2 million, and $1 million of severance in FS, AS, Other and corporate, respectively. Also, includes $12 million of lease exit costs in FS. The total assets for each segment follow (in millions): December 31, 2011 2012 Total Assets: Financial Systems $ 8,661 $ 6,297 Availability Services 3,793 3,300 Other segment 776 834 Corporate and Other adjustments(5) (680) (413) Total Assets $ 12,550 $ 10,018
[3]	Includes $36 million, $9 million and $16 million of severance and executive transition costs in FS, AS and corporate, respectively. Also, includes $3 million and $1 million of lease exit costs in FS and AS, respectively.
[4]	Includes $13 million, $14 million and $2 million of severance in FS, AS and Other, respectively. Also, includes $1 million of lease exit costs in FS.
[5]	Includes a pre-tax goodwill impairment charge of $385 million.
[6]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).